Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Available for sale securities	$ 237,177	$ 303,628
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	237,177	303,628
Liabilities
Interest rate swap		390
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities	2,000	3,980
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	2,000	3,980
Significant Other Observable Inputs (Level 2) [Member]
Assets
Available for sale securities	233,312	298,159
Liabilities
Interest rate swap		390
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	233,312	298,159
Liabilities
Interest rate swap		390
Significant Unobservable Inputs (Level 3) [Member]
Assets
Available for sale securities	1,865	1,489
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	$ 1,865	$ 1,489